Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2020
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of September 30,
	2019	2020
Accounts receivable	$115,400	$6,638,266
Less: allowance for doubtful accounts	-	(21,451)
Accounts receivable, net	$115,400	$6,616,815